Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share

Net income and weighted average number of common stocks used in the calculation of earnings per share were as follows:

Net Income

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Net income used to compute the basic earnings per share
Net income attributable to the parent	$42,039	$40,485	$38,988
Assumed conversion of all dilutive potential common stocks
Employee stock options, employee bonus and compensation of subsidiaries	(1)	(1)	—
Net income used to compute the diluted earnings per share	$42,038	$40,484	$38,988

Weighted Average Number of Common Stocks

(Millions Shares)

	Year Ended December 31
	2015	2016	2017
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee bonus or employee compensation	19	12	11
Weighted average number of common stocks used to compute the diluted earnings per share	7,776	7,769	7,768